Basis of Presentation and Material Accounting Policy Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Material Accounting Policy Information
Basis of Presentation and Material Accounting Policy Information
2.	Basis of Presentation and Material Accounting Policy Information

Statement of Compliance

The Company’s financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS Accounting Standards” or “IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of Presentation

These financial statements have been prepared on a historical cost basis except for certain financial instruments, which are measured at fair value. These financial statements are presented in United States dollars, unless otherwise noted.

Material Accounting Policies

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash at bank, demand deposits and money market investments with maturities from the date of acquisition of three months or less, which are readily convertible to known amounts of cash and are subject to insignificant changes in value.

STREAM, ROYALTY AND OTHER INTERESTS

Stream, royalty and other interests consist of acquired royalty and stream metal purchase agreements. These interests are recorded at cost and capitalized as tangible assets with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any. Project evaluation costs that are not related to a specific agreement are expensed in the period incurred.

For asset acquisitions of stream, royalty and other interests that do not constitute a business combination, the identifiable assets acquired are recognized at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the assets acquired. Transaction costs are capitalized.

Stream, royalty and other interests related to producing mines are bifurcated into a depletable and non-depletable balance. The split between the depletable and non-depletable balances is based on a discounted cash flow analysis of the mine plan in question for that royalty or stream. Included in the depletable balance is 100% of Mineral Reserves and a portion of Resources, which can differ from asset to asset depending on factors such as stage of the project, nature of the ore deposit or risk profile of the asset and the assets’ history of converting Resources to Reserves. Included in the non-depletable balance are the remaining Resources (not included in the depletable balance) and any exploration potential, if applicable. The Company assigns value to exploration potential on an asset-by-asset basis, where applicable, based on publicly available information and information gathered during due diligence of an asset prior to acquisition. This information would include geological, economic and operational factors which would indicate the likelihood of discovering additional mineral resources. The Company makes estimates of mineralization and weighting of Mineral Resource conversions using publicly available information of the operators including their National Instrument 43-101 or JORC-compliant Reserve and Resource statements and considering factors such as the stage of the project, nature of the ore deposit or risk profile when determining depletable and non-depletable amounts. The depletable balance is depleted using the units-of-production method over the life of the property to which the agreement relates, which is estimated using available information of Proven and Probable Reserves and the portion of Resources expected to be classified as Mineral Reserves at the mine corresponding to the specific interest. The non-depletable balance is not depleted but along with the depletable balance is evaluated for impairments when events or circumstances indicate that the carrying amount may not be recoverable. The Company monitors the publicly available information of the operators including their Reserve and Resource statements and guidance for the year ahead (in the case of operating mines) in order to assess whether there has been a change in the expected pattern of consumption of the future economic benefits of the assets underlying the royalties, streams and other interests, in order to determine the most appropriate method of depletion.

On acquisition of a stream, royalty or other interest, an allocation of its cost may be attributed to the exploration potential of the interest and is recorded as a non-depletable asset on the acquisition date. The value of the exploration potential is accounted for in accordance with either IAS 16, Property, Plant and Equipment or IFRS 6, Exploration and Evaluation of Mineral Resources (“IFRS 6”) depending on the classification of the underlying asset to which the exploration potential relates. With respect to exploration potential classified under IFRS 6, it is not depleted until such time as the technical feasibility, commercial viability, and a development decision have been established, at which point the value of the asset is reclassified and accounted for in accordance with IAS 16, Property, Plant and Equipment. These considerations are consistent with those assessed by the Company when determining the classification of stream, royalty and other interests upon acquisition. The asset is subject to an impairment test prior to reclassification in accordance with IFRS 6. With respect to exploration potential classified as IAS 16, this is not depleted until there is an updated Reserves and Resource statement issued on the associated property which shows an increase in the Reserve and Resources of the asset at which point a proportionate amount of the exploration potential is reclassified to the depletable pool.

IMPAIRMENT OF STREAM, ROYALTY AND OTHER INTERESTS

Evaluation of the carrying values of each stream, royalty or other interest is undertaken when events or changes in circumstances indicate that the carrying values may not be recoverable. Although the Company does not operate any of the mining interests in which it holds a stream, royalty or other interest, the Company monitors the operators publicly available information (where applicable) for updates with respect to the assets’ performance and future intentions of the operator with respect to exploration and evaluation of Resources and development of projects. Further, the Company is entitled under each royalty and streaming agreement to the operators’ budget and production forecasts for the upcoming year, which helps inform Versamet management as to whether there are any impairment indicators. Impairment is assessed at the level of cash-generating units, which is the smallest identifiable group of assets that generates cash inflows and largely independent of the cash inflows from other assets. This is usually at the individual stream, royalty, or other interest level for each property from which cash inflows are generated.

An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of its fair value less costs of disposal (“FVLCD”) and its value in use (“VIU”). Estimated future cash flows are calculated using estimated production, sales prices and a discount rate. Estimated future production is determined using current Reserves and the portion of Resources expected to be classified as Mineral Reserves, as well as exploration potential expected to be converted into Resources or Reserves. Estimated sales prices are determined by reference to an average of long-term metal price forecasts by research analysts and management’s expectations. The discount rates used are those which are considered appropriate to the mine in question, its risk profile and the type of commodity. All inputs used are those that an independent market participant would consider appropriate. In addition, the Company may use other market approaches for determining the recoverable amount which may include an estimate of (i) dollar value per unit of mineral reserve/resource; (ii) net asset value multiples (iii) cash-flow multiples; (iv) comparable transactions or (v) market capitalization of comparable assets.

An assessment is made at each reporting period if there is any indication that a previous impairment loss may no longer exist or has decreased. If indications are present, the carrying value of the interest is increased to the revised estimate of its recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount net of depletion that would have been determined had no impairment loss been recognized for the interest in previous periods.

Stream, royalty and other interests classified as exploration and evaluation assets are assessed for impairment whenever indicators of impairment exist in accordance with IFRS 6. An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount.

GREENSTONE GOLD INTEREST

The Company purchases certain amounts of gold by providing an initial deposit that is recorded as a Greenstone gold interest. The Greenstone gold interest meets the definition of a financial asset in accordance with financial instrument standards and is classified as fair value through profit or loss (“FVTPL”). The Greenstone gold interest is measured initially at fair value and then subsequently at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of net income. The difference between the fair value of the gold delivered and the ongoing payments for the gold delivered are recorded as a partial settlement of the Greenstone gold interest and recorded in cost of sales.

When gold is delivered to the Company under the Greenstone gold purchase agreement with Equinox (“GPA” – note 4), the Company initially records the gold as inventory; upon sale of the inventory, the amount in inventory is recognized in cost of sales.

The current portion of the Greenstone gold interest is determined at each reporting date based on the fair value of the estimated gold to be delivered in the following year.

REVENUE RECOGNITION

Revenue is comprised of revenue earned from royalty interests and from the sale of the relevant commodity under the GPA and stream interests.

Revenue recognition on royalty interests occurs when control of the relevant commodity is transferred to the end customer by the operator of the royalty property. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty agreement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

Revenue recognition from the sale of the relevant commodity occurs when control is transferred to a third-party customer. Revenue is measured as the fair value of the consideration received or receivable.

FINANCIAL INSTRUMENTS

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

FINANCIAL ASSETS

Classification

The Company classifies its financial assets in the following measurement categories:

Those to be measured subsequently at fair value (either through Other Comprehensive Income (“OCI”), or through profit or loss), and;

Those to be measured at amortized cost.

The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses are either recorded in profit or loss or OCI.

Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss. Financial assets are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.

Subsequent measurement of financial assets depends on their classification. There are three measurement categories under which the Company classifies its financial instruments:

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included as finance income using the effective interest rate method.

Fair value through OCI (“FVTOCI”): Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest on the principal amount outstanding, are measured at FVTOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains and losses, interest revenue, and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss. Interest income from these financial assets is included as finance income using the effective interest rate method.

Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL. A gain or loss on an investment that is subsequently measured at FVTPL is recognized in profit or loss in the period in which it arises. The GPA is held at FVTPL.

Investments in common shares are held for long-term strategic purposes and not for trading. The Company has made an irrevocable election to designate all these investments as fair value through other comprehensive income (“FVTOCI”) in order to provide a more meaningful presentation based on management’s intention, rather than reflecting changes in fair value in profit or loss. Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive income under the classification of gain (loss) on revaluation of investments. Cumulative gains and losses are not subsequently reclassified to profit or loss.

Transaction costs incurred on initial recognition of financial instruments classified as loans and receivables, FVTOCI and other financial liabilities are recognized at their fair value amount and offset against the related loans and receivables or capitalized when appropriate.

FINANCIAL LIABILITIES

The Company classifies its financial liabilities into the following categories: financial liabilities at FVTPL and amortized cost.

A financial liability is classified as at FVTPL if it is classified as held-for-trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. The fair value changes to financial liabilities at FVTPL are presented as follows: the amount of change in the fair value that is attributable to changes in the credit risk of the liability is presented in OCI; and the remaining amount of the change in the fair value is presented in profit or loss. The Company recorded the derivative liability on the Beedie Convertible Loan at FVTPL until it was settled.

Other non-derivative financial liabilities are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

FOREIGN CURRENCY TRANSLATION

The Company has a functional currency and presentation currency of the United States dollar. Foreign currency transactions and balances are translated into the functional currency as follows: (i) monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate prevailing at the Statement of Financial Position date; (ii) non-monetary assets denominated in foreign currencies and measured at other than fair value are translated using the rates of exchange at the transaction dates; (iii) non-monetary assets denominated in foreign currencies that are measured at fair value are translated using the rates of exchange at the dates those fair values are determined; and (iv) income statement items denominated in foreign currencies are translated using average exchange rates for the period. Foreign exchange gains and losses are recognized in profit or loss and presented in the Statement of Income (Loss) and Comprehensive Income (Loss) in accordance with the nature of the transactions to which the foreign currency gains and losses relate.

Unrealized foreign exchange gains and losses on cash and cash equivalent balances denominated in foreign currencies are disclosed separately in the Statement of Cash Flows.

INVENTORY

When refined gold or the applicable commodity is delivered to the Company under a Stream agreement it is recorded as inventory. The amount recognized as inventory includes both the cash payment and the related depletion associated with the underlying Stream interest. Subsequent to initial recognition, inventory is carried at the lower of cost or net realizable value. At such time the inventory is sold, the amounts recognized in inventory are recorded as cost of sales and depletion.

INCOME TAXES

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used are those that are substantively enacted by the end of the reporting date.

Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting. The change in the net deferred income tax asset or liability is included in income except for deferred income tax relating to equity items which is recognized directly in equity. The income tax effects of differences in the periods when revenue and expenses are recognized, in accordance with the Company’s accounting practices, and the periods they are recognized for income tax purposes are reflected as deferred income tax assets or liabilities. Deferred income tax assets and liabilities are measured using the substantively enacted statutory income tax rates which are expected to apply to taxable income in the years in which the assets are realized or the liabilities settled. A valuation allowance is recorded against any deferred tax asset if it is not probable to be utilized against future taxable profit.

Deferred income tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity and are intended to be settled on a net basis.

The determination of current and deferred taxes requires interpretations of tax legislation, estimates of expected timing of reversal of deferred tax assets and liabilities, and estimates of future earnings.

SHARE CAPITAL

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from the proceeds in equity in the period where the transaction occurs.

The fair value of common shares issued for goods and services is based on the fair value of the goods or services received unless the fair value cannot be readily determined. If the fair value cannot be readily determined, the Company uses the market closing price on the date the shares are issued, while the fair value of share purchase warrants is estimated using the quoted market price or if the warrants are not traded, using the Black-Scholes Model (“BSM”) as of the date of issuance.

EARNINGS PER SHARE

Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares issued and outstanding during the period. Diluted earnings (loss) per share reflects the effect of all potentially dilutive common share equivalents, which includes dilutive share options, restricted share units (“RSUs”) and performance restricted share units (“PRSUs”) using the treasury stock method.

SHARE-BASED PAYMENTS

The Company recognizes share-based compensation expense for stock options, restricted share units, performance restricted share units and common shares granted to directors, officers, employees and consultants under the Company’s equity-based incentive plans.

Stock options

The fair value of stock options is determined by using the BSM, with market-related inputs as of the grant date. The use of the BSM requires management to make various estimates and assumptions that impact the value assigned to the stock options including the expected volatility of the stock price, the risk-free interest rate, dividend yield, the expected life of the stock options and the number of options expected to vest. Volatility is estimated using the historic stock price of similar listed entities, the expected term and the number of equity instruments expected to vest is estimated using management judgement. The fair value of stock options at the date of grant are expensed over the vesting periods with a corresponding increase to equity. Stock options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

Restricted share units

The fair value of RSUs is determined by the market value of the underlying shares at the date of the grant. Under the Company’s RSU Plan, the Board of Directors has the discretion to determine upon grant whether the RSUs are to be settled in cash or equity.

Where the Company does not have a present obligation to settle the issued RSUs in cash, the RSUs issued are treated as equity-settled instruments. The fair value of RSUs is determined using the fair value of the RSU at the date of grant and is adjusted based on the number of equity instruments expected to ultimately vest. The fair value of the RSUs at the date of grant are expensed over the vesting periods with a corresponding increase to equity. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in equity.

Performance restricted share units

The fair values of equity-settled PRSUs with market conditions are estimated using the Monte Carlo method to project the performance of the Company and, if applicable, the relevant market index against which the Company’s performance is compared. The use of the Monte Carlo pricing model requires management to make various estimates and assumptions that impact the value assigned to the PRSUs including assumptions with respect to share price, expected life, share price volatility, correlation assumptions and discount rates. Share-based compensation expense related to PRSUs that vest based on market conditions is recognized over the vesting period based on the grant date fair value of the award.

RELATED PARTY TRANSACTIONS

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company’s operating segments are components of the Company’s business for which discrete financial information is available and which are reviewed regularly by the Company’s Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance.

Changes in Accounting Standards

NEW STANDARDS ISSUED AND NOT YET EFFECTIVE

The International Accounting Standards Board has issued classification and measurement and disclosure amendments to IFRS 9 and IFRS 7 with an effective date for years beginning on or after January 1, 2026 with earlier application permitted. The amendments clarify the date of recognition and derecognition of some financial assets and liabilities and introduce a new exception for some financial liabilities settled through an electronic payment system. Other changes include a clarification of the requirements when assessing whether a financial asset meets the solely payments of principal and interest criteria and new disclosures for certain instruments with contractual terms that can change cash flows (including instruments where cash flows changes are linked to environmental, social or governance targets). The amendments are effective for the year beginning January 1, 2026. The Company has evaluated the amendments and determined they are not expected to have a material impact on the financial statements.

IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18) is a new standard that will provide new presentation and disclosure requirements and replace International Accounting Standard 1, Presentation of Financial Statements (IAS 1). IFRS 18 introduces changes to the structure of the income statement; provides required disclosures in financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and provides enhanced principles on aggregation and disaggregation in financial statements. Many other existing principles in IAS 1 have been maintained. IFRS 18 is effective for years beginning on or after January 1, 2027, with earlier application permitted. The Company intends to adopt these amendments for the year beginning January 1, 2027.

The Company has not yet commenced the evaluation of the impact of IFRS 18 on its financial statements.